Stockholders’ Equity (Deficit) and Stock-Based Compensation - Performance Stock Units, Narrative (Details) - Performance Stock Units - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense not yet recognized	$ 10.2	$ 12.6
Weighted-average recognition period	1 year 11 months 16 days	2 years 1 month 29 days